Long-Term Debt (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Maturities of Long-term Debt [Abstract]
2012	$ 7,046
2013	3,338
2014	4,158
2015	3,041
2016	4,016
Thereafter	10,354
Long-term debt	31,953	31,537
Parent Company [Member]
Maturities of Long-term Debt [Abstract]
2012	2,672
2013	2,848
2014	1,499
2015	1,747
2016	1,945
Thereafter	3,882
Long-term debt	$ 14,593	$ 13,037